SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Schedule of long-lived assets net by geographic region

	June 30, 2026		December 31, 2025
Assets by Geographic Region	US$	%	US$	%
UK	4,219,609	99%	3,789,126	100%
Japan	25,764	1%	—	—
Total Assets	4,245,373	100%	3,789,126	100%

Schedule of revenues by source and by geographic region

	June 30, 2026
	UK –	Japan –	Cayman
	Hotel business	Trading business	and others	Consolidated
	US$	US$	US$	US$
Revenues	9,382	2,018,746	—	2,028,128
Cost of revenues	—	(2,014,009)	—	(2,014,009)

Payroll and payroll taxes	(51,055)	(1,241)	(295,390)	(347,686)
Professional fees	(6,276)	—	(1,101,084)	(1,107,360)
Depreciation and amortization	(41,281)	(354)	—	(41,635)
Reversal of allowance for CECL – accounts receivable, net	—	6,609	—	6,609
Other general and administrative expenses	(195,595)	(561)	(1,404)	(197,560)

Other income	193,745	—	329,002	522,747
Income tax	—	(2,409)	—	(2,409)

Net (loss) income	(91,080)	6,781	(1,068,876)	(1,153,175)

	June 30, 2025
	UK –	Japan –	Cayman
	Hotel business	Trading business	and others	Consolidated
	US$	US$	US$	US$
Revenues	21,536	—	—	21,536

Payroll and payroll taxes	(38,670)	—	(11,067)	(49,737)
Professional fees	(2,499)	—	(347,033)	(349,532)
Depreciation and amortization	(38,404)	—	—	(38,404)
Allowance for CECL – accounts receivable, net	(69)	—	—	(69)
Other general and administrative expenses	(67,166)	—	(172,033)	(239,199)

Other income	(118,090)	—	927,907	809,817

Net (loss) income	(243,362)	—	397,774	154,412